Revenue from Contracts with Customers	6 Months Ended
Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from Contracts with Customers

Note 4 Revenue from Contracts with Customers

The Group’s revenues during 2020 consisted of revenues for the delivery of study-related drugs within the framework of the out-licensing of Nefecon in connection with the agreement with Everest Medicines to Greater China and Singapore.

Revenue for the provision of drug for conducting clinical trials was recognized at a point in time, which occurred when control over the drug was transferred to Everest Medicines. Calliditas completed all performance obligations within the agreement as of the delivery of study-related drugs to Everest Medicines for the year ended December 31, 2020.

No revenue was recognized for the three months and six months ended June, 30, 2021.

Set out below is the Group’s revenue from contracts with customers:

	Three Months Ended		Six Months Ended		Year Ended
	June 30,		June 30,		December 31,
(SEK in thousands)	2021	2020	2021	2020	2020
Type of good or service
Provision of drugs	—	—	—	474	874
Total	—	—	—	474	874

Geographical markets
China, Hong Kong, Macau, Taiwan and Singapore	—	—	—	474	874
Total	—	—	—	474	874